                                              Securities Act File No.  333-91278
                                      Investment Company Act File No.  811-21128

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. [2]

                                      and

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]


                              Amendment No.  [2]


                     Smith Barney Multiple Discipline Trust
               (Exact Name of Registrant as Specified in Charter)

                      125 Broad Street, New York, NY 10004
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 203-890-7026

                            Robert I. Frenkel, Secretary
                           Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)

XXX      on April 29, 2004 pursuant to paragraph (b) of Rule 485

         60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

         75 days after filing pursuant to paragraph (a)(ii)of Rule 485 on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST
            MULTIPLE DISCIPLINE PORTFOLIO--ALL CAP GROWTH AND VALUE






                                  PROSPECTUS

                                APRIL 29, 2004


   Shares of the portfolio are offered only to insurance

   company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans.
   This prospectus should be read together with the prospectus for those contracts.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
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       Mutual Funds
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Contents


Smith Barney Multiple Discipline Trust (the "Trust") consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.




Multiple Discipline Portfolio--All Cap Growth and
  Value                                             2
------------------------------------------------------
  Investments, risks and performance                2
------------------------------------------------------

More on the portfolio's investments                 6
------------------------------------------------------

Management                                          7
------------------------------------------------------

Share Transactions                                  9
------------------------------------------------------

Tax Consequences of Dividends and Distributions    10
------------------------------------------------------

Share Price                                        11
------------------------------------------------------

Financial Highlights                               12
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 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Multiple Discipline Portfolio--All Cap Growth and Value




Investments, risks and performance




The Multiple Discipline Portfolio--All Cap Growth and Value is made up of an All Cap Growth segment and an All Cap Value segment (collectively the "All Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments The All Cap Portfolio invests primarily in equity securities within all market capitalization ranges. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals.

Both segments

Non-U.S. investments The All Cap Portfolio may include limited investments in American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. Its investments in securities of non-U.S. issuers may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The All Cap Portfolio's strategy is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment. The All Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments become over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the All Cap Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain approximately the target allocations of the All Cap Portfolio's assets among the two segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate

.. Rebalance the allocation of the All Cap Value segment and the All Cap Growth segment securities in the All Cap Portfolio's portfolio promptly to the extent the percentage of the All Cap Portfolio's portfolio invested in either the All Cap Growth segment's or All Cap Value segment's securities equals or exceeds 60% of the All Cap Portfolio's total assets invested in both All Cap Value and All Cap Growth segment securities

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

All Cap Growth segment The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional managements, and long-term consistent operating histories. The segment managers also consider stocks of companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake in a company.

All Cap Value segment The All Cap Value segment manager applies a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment manager seeks to invest in companies whose stock price the segment manager believes is undervalued relative to the long-term business fundamentals of the company. The segment manager favors companies that have strong balance sheets, but have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. As part of the value orientation, the segment manager also emphasizes industry sectors perceived to be undervalued relative to the broad market.

The segment manager monitors portfolio holdings on both a technical and fundamental basis. The segment manager also tracks the buying and selling patterns of a company's insiders.

Principal risks of investing in the All Cap Portfolio

Investors could lose money on their investments in the All Cap Portfolio, or the All Cap Portfolio may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the All Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. A segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the All Cap Portfolio's assets is invested in small and medium capitalization companies, an investment in the All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Portfolio performance
--------------------------------------------------------------------------------

This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio's performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks and the Russell 3000 Index (Russell 3000), a broad-based unmanaged capitalization weighted index of 3000 large capitalization companies. The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.
Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Quarterly returns: Highest: 15.10% in 2nd quarter 2003; Lowest: (1.13)% in 1st quarter 2003

Total Return
The bar chart shows the performance of the portfolio's shares for each of the full calendar years since its inception.

Risk return bar chart
--------------------------------------------------------------------------------
                                    [CHART]

% Total Returns

 2003
------
31.44%

Calendar years ended December 31


Risk return table
--------------------------------------------------------------------------------

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative
performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 3000 and the S&P 500 Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.



        Average Annual Total Returns (for the periods ended December 31, 2003)
        -------------------------------------------------------------------------------------
                                1 year       5 years      Since Inception      Inception Date
        -------------------------------------------------------------------------------------
        ALL CAP PORTFOLIO       31.44%         N/A                 30.90%             10/1/02
        -------------------------------------------------------------------------------------
        INDICES
        -------------------------------------------------------------------------------------
        S&P 500                 28.67%         N/A                 30.55%                *
        -------------------------------------------------------------------------------------
        Russell 3000            31.06%         N/A                 32.06%                *
        -------------------------------------------------------------------------------------

*Index comparison begins on October 1, 2002. Index performance reflects no deduction for fees, expenses or taxes.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Fee Table


This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.


              Shareholder fees
              (paid directly from your investment)

              Maximum sales charge on purchases               None
              Maximum deferred sales charge on redemptions    None

              Annual portfolio operating expenses
              (paid by the portfolio as a % of net assets)
               Management fees                               0.75%
               Distribution and service (12b-1) fees         0.25%
               Other expenses                                0.31%
                                                           -------
               Total annual portfolio operating expenses     1.31%
               Management fee waiver/Reimbursements*       (0.31)%
                                                           -------
               Net annual portfolio expenses                 1.00%
                                                           =======

* Management has agreed to waive a portion of management and 12b-1 fees and to reimburse certain expenses. The manager may change or eliminate these waivers or reimbursements at any time.

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower.

Number of years you own your shares

                            1 year* 3 years* 5 years* 10 years*
                 Your costs
                 would be:   $133     $415     $718    $1,579

* The example assumes:

..  You invest $10,000 for the period shown

..  You reinvest all distributions and dividends without a sales charge

.. The portfolio's operating expenses (before fee waivers and reimbursements) remain the same

..  Your investment has a 5% return each year

..  Redemption of your shares at the end of the period

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

More on the Portfolio's investments



The All Cap Portfolio is sometimes referred to individually as a "portfolio".



Derivatives and hedging techniques The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:


.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

.. As a cash flow management technique


A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio's holdings.



The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolio less liquid and harder to value, especially in declining markets.



Defensive Investing The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.



Potential Conversion The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Feeder" fund that would invest all of its assets in a Master fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Management


Manager


The portfolio's manager is Smith Barney Fund Management LLC ("SBFM" or the "Manager"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The Manager's address is 399 Park Avenue, New York, New York 10022. The Manager selects the coordinating portfolio managers and the portfolio's segment managers and oversees the portfolio's operations. The Manager and CGM are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a registered investment adviser that renders investment advice to investment company clients.


Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio the portfolio's Manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



The following portfolio managers are responsible for the management of the portfolio. Each of them has been in his or her current position with the Manager or its predecessors for at least five years.



Roger Paradiso, investment officer of the Manager and managing director of CGM, is the coordinating portfolio manager of the portfolio. Mr. Paradiso began his career in 1988 with Shearson American Express and has worked in various positions at CGM and its predecessor firms. In 1995, he became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios, and one year later began managing Small/Mid Capitalization portfolios as well. This led to the development of Multiple Discipline Account
(MDA) portfolios in 1997, which offer diversification to high net worth investors.



Kirstin Mobyed, investment officer of the Manager and director of CGM, is the co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with CGM or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.



Alan J. Blake, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios. Mr. Blake has been a portfolio manager with CGM or its predecessor firms since 1991. He is the portfolio manager of the Smith Barney Large Capitalization Growth Fund, Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc. and is responsible for the day-to-day management of the Large Cap Growth segment of the Smith Barney Multiple Discipline Funds--All Cap Growth and Value Fund.



Richard A. Freeman, CFA, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust and the segment manager responsible for the day-to-day management of the Multi-Cap Growth segment of the Global All Cap Portfolio. Mr. Freeman has been a portfolio manager with CGM or its predecessor firms since 1983. He is the portfolio manager of the Smith Barney Aggressive Growth Fund Inc., Smith Barney Aggressive Growth Portfolio of Travelers Series Fund, Inc. and manages the US Equity segment of the Smith Barney Multiple Discipline Funds--Global All Cap Growth and Value Fund.



John Goode, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust. Mr. Goode has been a portfolio manager with CGM or its predecessor firms since 1983. He is Vice President and Investment Officer of the Fundamental Value Fund and Fundamental Value Portfolio of Greenwich Street Series Fund. He is the portfolio manager of Global
Horizons Select Value Fund and the Security & Growth Fund, and assists in the management of the Smith Barney Small Cap Value Fund.


Peter J. Hable, investment officer of the Manager and managing director of CGM, is the segment co-manager

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS responsible for the day-to-day management of the All Cap Value segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust. Mr. Hable has been with CGM or its predecessor firms since 1983. He is an investment officer of the Fundamental Value Fund and co-manages the Smith Barney Small Cap Value Fund.





The Manager will monitor the portfolio's investments to ensure that the portfolio complies with its investment policies. The Manager will also monitor the portfolio's portfolio to ensure that no more than 25% of the portfolio's assets are concentrated in the securities of companies in the same industry.


Management fees


MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003

(as % of average daily net assets)


                           All Cap Growth and Value

--------------------------------------------------------------------------------

                                     0.69%


--------------------------------------------------------------------------------

Transfer agent and shareholder servicing agent


Citicorp Trust Bank, fsb serves as the portfolio's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.


Distribution plan


The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan, the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the portfolio's distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


Recent Developments


During the period from 1997-1999, Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of Citigroup Asset Management ("CAM"), entered the transfer agent business. CAM is the Citigroup business unit that includes the portfolio's investment manager and other investment advisory companies. Citicorp Trust hired a subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor's business was later taken over by PFPC Inc. (the fund's current sub-transfer agent), and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.



CAM did not disclose the revenue guarantee agreement when the boards of the various CAM-managed funds hired Citicorp Trust as transfer agent. Nor did CAM disclose the one-time payment to the boards of the CAM-managed funds when it was made.


CAM is taking corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the revenue guarantee agreement and the one-time payment. CAM is also conducting an independent review to verify that the transfer agency fees charged by Citicorp Trust were fair compared to competitive alternatives. CAM is strengthening its procedures in order to avoid similar situations in the future.

CAM has given this information to regulators and other government authorities, and understands that the SEC and the U.S. Attorney are investigating this situation.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Transactions

Availability of shares


Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).



The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.



The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolio and shares of another portfolio may be substituted.



The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio's shareholders. The portfolio reserves the right to reject any specific purchase order.




Redemption of shares


Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:


.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

.. as permitted by the Securities and Exchange Commission order in extraordinary circumstances.


Excessive exchange transactions



Excessive trading of portfolio shares can harm the portfolio and its shareholders. However, the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of the insurance company sponsors of these separate accounts to limit excessive trading of portfolio shares. There can be no assurance that excessive trading in the portfolio's shares will not occur.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Tax Consequences of Dividends and Distributions



Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (the "Policy"). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a Policy.



The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Price


The portfolio's net asset value is the value of its assets minus its liabilities. The portfolio calculates its net asset value every day the New York Stock Exchange is open. The New York Stock Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the New York Stock Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.



International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the portfolio could change on days when you cannot buy or redeem shares.



The portfolio generally values its portfolio securities based on market prices or quotations. To the extent a portfolio holds securities denominated in a foreign currency, the portfolio's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security held by a portfolio has been materially affected by events occurring after a foreign exchange closes, the portfolio may price those securities at fair value as determined in good faith by the Board of Trustees, generally upon recommendations provided by SBFM. Fair valuation may also be used if material events occur after the close of the relevant market but prior to the close of the New York Stock Exchange. Fair value is determined in accordance with procedures approved by the portfolio's board. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). The information in the following tables has been audited by KPMG LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a portfolio assuming reinvestment of all dividends and distributions.



For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

            All Cap Growth and Value
            --------------------------------------------------------
                                                  2003(1) 2002(1)(2)
            --------------------------------------------------------
            Net Asset Value, Beginning of Year    $10.65    $10.00
            --------------------------------------------------------
            Income From Operations:
              Net investment income(3)              0.02      0.01
              Net realized and unrealized gain      3.33      0.64
            --------------------------------------------------------
            Total Income From Operations            3.35      0.65
            --------------------------------------------------------
            Less Distributions From:
              Net investment income               (0.01)        --
              Net realized gains                  (0.00)*       --
            --------------------------------------------------------
            Total Distributions                   (0.01)        --
            --------------------------------------------------------
            Net Asset Value, End of Year          $13.99    $10.65
            --------------------------------------------------------
            Total Return(4)                       31.44%   6.50%++
            --------------------------------------------------------
            Net Assets, End of Year (000s)      $103,769    $3,330
            --------------------------------------------------------
            Ratios to Average Net Assets:
              Expenses(3)(5)                       1.00%    1.00%+
              Net investment income                 0.17     0.49+
            --------------------------------------------------------
            Portfolio Turnover Rate                   3%        2%
            --------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(3)The Manager and Distributor waived all or a portion of its fees for the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $69,157 in expenses for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                              Expense Ratios
                     Per Share Decreases      Without Fee Waivers and
                     to Net Investment Income Expense Reimbursements
                      2003         2002        2003        2002
---------------------------------------------------------------------
All Cap Growth and
 Value               $0.04        $0.40       1.31%      21.24%+


(4)Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures do reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
  *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Smith Barney
Multiple Discipline Trust

Multiple Discipline Portfolio--All Cap Growth and Value




A series of Smith Barney Multiple Discipline Trust


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/
--------------------------------------------------------------------------------

SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio's investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio's performance during its last fiscal year.



The portfolio sends only one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Smith Barney Financial Consultant if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this Prospectus.



You can make inquiries about the portfolio or obtain shareholder reports or the statement of additional information (without charge) by contacting Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.



Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.



Your Serious Money. Professionally Managed(R) is a Registered Service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-21128)


FD 02963 4/04

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST


           MULTIPLE DISCIPLINE PORTFOLIO--LARGE CAP GROWTH AND VALUE






                                  PROSPECTUS


                                APRIL 29, 2004



   Shares of the portfolio are offered only to insurance

   company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans.
   This prospectus should be read together with the prospectus for those contracts.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/

Contents


Smith Barney Multiple Discipline Trust (the "Trust") consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the Portfolio will achieve its investment objective.





Multiple Discipline Portfolio--Large Cap Growth
  and Value                                         2
------------------------------------------------------
  Investments, risks and performance                2
------------------------------------------------------

More on the portfolio's investments                 6
------------------------------------------------------

Management                                          7
------------------------------------------------------

Share Transactions                                  9
------------------------------------------------------

Tax Consequences of Dividends and Distributions    10
------------------------------------------------------

Share Price                                        11
------------------------------------------------------

Financial Highlights                               12
------------------------------------------------------


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Multiple Discipline Portfolio--Large Cap Growth and Value


Investments, risks and performance


The Multiple Discipline Portfolio--Large Cap Growth and Value is made up of Large Cap Growth and Large Cap Value segments (collectively the "Large Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments Under normal market conditions, the Large Cap Portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations--those with total market capitalizations of $5 billion or more at the time of investment. The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies which are experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Trustees upon 60 days' notice to shareholders of the portfolio.

Both Segments


Other investments While the Large Cap Portfolio intends to be substantially fully invested in equity securities of large capitalization companies, the Large Cap Portfolio may invest a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Portfolio may include limited investments in American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. The Large Cap Portfolio's investments in non-U.S. securities may involve greater risk than investments in securities of U.S. issuers.

Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The Large Cap Portfolio's strategy is to combine the efforts of two segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The Large Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Large Cap Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain an approximately equal division of all of the Large Cap Portfolio's assets between the two segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate

.. Rebalance the allocation of Value and Growth segment securities in the Large
  Cap Portfolio's portfolio promptly to the extent the percentage of the Large Cap Portfolio's portfolio invested in either the Value or Growth segment's securities equals or exceeds 60% of the Large Cap Portfolio's total assets invested in both Value and Growth segment securities

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the Large Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

.. Above average growth prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long-term operating history

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stock. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

.. Demonstrated financial strength

.. Improving returns on invested capital and cash flow

.. New management

.. New product development or change in competitive position

.. Regulatory changes favoring the company

.. Restructuring

.. New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Portfolio

Investors could lose money on their investments in the portfolio, or the portfolio may not perform as well as other investments, if:

.. U.S. stock markets go down, or perform poorly relative to other types of investments

.. An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Large Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. One segment (Value or Growth) underperforms for an extended period

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Portfolio performance
--------------------------------------------------------------------------------

This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio's performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks and the Russell 1000 Index (Russell 1000), a broad-based unmanaged capitalization weighted index of 1000 largest companies in Russell 3000 Index. The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.
Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.


Quarterly returns: Highest: 15.98% in 2nd quarter 2003; Lowest: (2.61)% in 1st quarter 2003


Total Return
The bar chart shows the performance of the portfolio's shares for each of the full calendar years since its inception.
Risk return bar chart
--------------------------------------------------------------------------------
                                    [CHART]

% Total Returns

 2003
------
29.00%

Calendar years ended December 31




Risk return table
--------------------------------------------------------------------------------

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative
performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 1000 and the S&P 500 Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.



       Average Annual Total Returns (for the periods ended December 31, 2003)
       -------------------------------------------------------------------------------------
                                1 year       5 years      Since Inception     Inception Date
       -------------------------------------------------------------------------------------
       LARGE CAP PORTFOLIO       29.00%        N/A            29.72%                 10/1/02
       -------------------------------------------------------------------------------------
       INDICES
       -------------------------------------------------------------------------------------
       S&P 500                   28.67%        N/A            30.55%                *
       -------------------------------------------------------------------------------------
       Russell 1000              29.89%        N/A            31.25%                *
       -------------------------------------------------------------------------------------

*Indexcomparison begins on October 1, 2002. Index performance reflects no deduction for fees, expenses or taxes.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Fee Table


This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.



      Shareholder fees
      (paid directly from your investment)

      Maximum sales charge on purchases                               None
      Maximum deferred sales charge on redemptions                    None

      Annual portfolio operating expenses
      (paid by the portfolio as a % of net assets)
        Management fees                                              0.75%
        Distribution and service (12b-1) fees                        0.25%
        Other expenses                                               1.35%
                                                                   -------
        Total annual portfolio operating expenses                    2.35%
        Management fee waiver/Reimbursements*                      (1.35)%
                                                                   -------
        Net annual portfolio operating expenses                      1.00%
                                                                   =======


* Management has agreed to waive a portion of management and 12b-1 fees and to reimburse certain expenses. The manager may change or eliminate these waivers or reimbursements at any time.


Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower.

Number of years you own your shares


                            1 year* 3 years* 5 years* 10 years*
                 Your costs
                 would be:   $238     $733    $1,255   $2,686


* The example assumes:


..  You invest $10,000 for the period shown

..  You reinvest all distributions and dividends without a sales charge

.. The portfolio's operating expenses (before fee waivers and reimbursements) remain the same

..  Your investment has a 5% return each year

..  Redemption of your shares at the end of the period

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

More on the Portfolio's investments



The Large Cap Portfolio is sometimes referred to individually as a "portfolio".



Derivatives and hedging techniques The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:


.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

.. As a cash flow management technique


A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio's holdings.



The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolio less liquid and harder to value, especially in declining markets.



Defensive Investing The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.



Potential Conversion The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Feeder" fund that would invest all of its assets in a Master fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Management


Manager


The portfolio's manager is Smith Barney Fund Management LLC ("SBFM" or the "Manager"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The Manager's address is 399 Park Avenue, New York, New York 10022. The Manager selects the coordinating portfolio managers and the portfolio's segment managers and oversees the portfolio's operations. The Manager and CGM are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a registered investment adviser that renders investment advice to investment company clients.


Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio, the portfolio's Manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



The following portfolio managers are responsible for the management of the portfolio. Each of them has been in his or her current position with the Manager or its predecessors for at least five years.



Roger Paradiso, investment officer of the Manager and managing director of CGM, is the coordinating portfolio manager of the portfolio. Mr. Paradiso began his career in 1988 with Shearson American Express and has worked in various positions at CGM and its predecessor firms. In 1995, he became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios, and one year later began managing Small/Mid Capitalization portfolios as well. This led to the development of Multiple Discipline Account
(MDA) portfolios in 1997, which offer diversification to high net worth investors.



Kirstin Mobyed, investment officer of the Manager and director of CGM, is the co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with CGM or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.



Alan J. Blake, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios. Mr. Blake has been a portfolio manager with CGM or its predecessor firms since 1991. He is the portfolio manager of the Smith Barney Large Capitalization Growth Fund, Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund, Inc. and is responsible for the day-to-day management of the Large Cap Growth segment of the Smith Barney Multiple Discipline Funds--All Cap Growth and Value Fund.





John B. Cunningham, CFA, investment officer of the Manager and managing director of CGM, is the segment manager responsible for the day-to-day management of the Large Cap Value segment of the Large Cap Growth and Value and Global All Cap Growth and Value Portfolios. Mr. Cunningham has been with CGM or its predecessor firms since 1987. He is a portfolio manager for large cap value portfolios and an analyst covering beverage and tobacco industries.







The Manager will monitor the portfolio's investments to ensure that the portfolio complies with its investment policies. The Manager will also monitor the portfolio's portfolio to ensure that no more than 25% of the portfolio's assets are concentrated in the securities of companies in the same industry.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Management fees


MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003

(as % of average daily net assets)


                                   Large Cap
                                   Growth and
                                   Value
                                   ----------
                                     0.00%*
                                   ----------



* The Manager had waived its management fee. Absent the management fee waiver, the management fee would be 0.75% of the portfolio's average daily net assets.

Transfer agent and shareholder servicing agent


Citicorp Trust Bank, fsb serves as the portfolio's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.


Distribution plan


The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the portfolio's distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


Recent Developments


During the period from 1997-1999, Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of Citigroup Asset Management ("CAM"), entered the transfer agent business. CAM is the Citigroup business unit that includes the portfolio's investment manager and other investment advisory companies. Citicorp Trust hired a subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor's business was later taken over by PFPC Inc. (the fund's current sub-transfer agent), and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.



CAM did not disclose the revenue guarantee agreement when the boards of the various CAM-managed funds hired Citicorp Trust as transfer agent. Nor did CAM disclose the one-time payment to the boards of the CAM-managed funds when it was made.


CAM is taking corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the revenue guarantee agreement and the one-time payment. CAM is also conducting an independent review to verify that the transfer agency fees charged by Citicorp Trust were fair compared to competitive alternatives. CAM is strengthening its procedures in order to avoid similar situations in the future.

CAM has given this information to regulators and other government authorities, and understands that the SEC and the U.S. Attorney are investigating this situation.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Transactions

Availability of shares


Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).



The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.



The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.



The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio's shareholders. The portfolio reserves the right to reject any specific purchase order.






Redemption of shares


Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:


.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

.. as permitted by the Securities and Exchange Commission order in extraordinary circumstances.


Excessive exchange transactions



Excessive trading of portfolio shares can harm the portfolio and its shareholders. However, the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of the insurance company sponsors of these separate accounts to limit excessive trading of portfolio shares. There can be no assurance that excessive trading in the portfolio's shares will not occur.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Tax Consequences of Dividends and Distributions






Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (the "Policy"). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a Policy.



The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.



 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Price


The portfolio's net asset value is the value of its assets minus its liabilities. The portfolio calculates its net asset value every day the New York Stock Exchange is open. The New York Stock Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the New York Stock Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a portfolio could change on days when you cannot buy or redeem shares.


The portfolio generally values its portfolio securities based on market prices or quotations. To the extent a portfolio holds securities denominated in a foreign currency, the portfolio's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security held by a portfolio has been materially affected by events occurring after a foreign exchange closes, the portfolio may price those securities at fair value as determined in good faith by the Board of Trustees, generally upon recommendations provided by SBFM. Fair valuation may also be used if material events occur after the close of the relevant market but prior to the close of the New York Stock Exchange. Fair value is determined in accordance with procedures approved by the portfolio's board. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). The information in the following tables has been audited by KPMG LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a portfolio assuming reinvestment of all dividends and distributions.




For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:



Large Cap Growth and Value
------------------------------------------------------------------------------------
                                                                     2003 2002(1)(2)
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                 $10.73   $10.00
------------------------------------------------------------------------------------
Income From Operations:
 Net investment income(3)                                            0.02     0.01
 Net realized and unrealized gain                                    3.09     0.72
------------------------------------------------------------------------------------
Total Income From Operations                                         3.11     0.73
------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                             (0.03)       --
 Net realized gains                                                (0.07)       --
------------------------------------------------------------------------------------
Total Distributions                                                (0.10)       --
------------------------------------------------------------------------------------
Net Asset Value, End of Year                                       $13.74   $10.73
------------------------------------------------------------------------------------
Total Return(4)                                                    29.00%  7.30%++
------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                    $10,811     $436
------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses(3)(5)                                                     1.00%   1.00%+
 Net investment income                                               0.62    0.69+
------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                5%       3%
------------------------------------------------------------------------------------



(1)Per share amounts have been calculated using the monthly average shares method.


(2)For the period October 1, 2002 (commencement of operations) to December 31, 2002.


(3)The Manager and Distributor waived all or a portion of its fees for the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $14,174 and $72,138 in expenses for the year ended December 31, 2003 and the period ended December 31, 2002, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:



                                                    Expense Ratios
                           Per Share Decreases      Without Fee Waivers and
                           to Net Investment Income Expense Reimbursements
                            2003         2002        2003        2002
---------------------------------------------------------------------------
Large Cap Growth and Value $0.16        $2.55       2.35%      119.99%+



(4)Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures do reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.


 ++Total return is not annualized, as it may not be representative of the total return for the year.


 + Annualized.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Smith Barney
Multiple Discipline Trust



Multiple Discipline Portfolio--Large Cap Growth and Value




A series of Smith Barney Multiple Discipline Trust


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       Mutual Funds
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SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio's investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio's performance during its last fiscal year.



The portfolio sends only one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Smith Barney Financial Consultant if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this Prospectus.



You can make inquiries about the portfolio or obtain shareholder reports or the statement of additional information (without charge) by contacting Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.



Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.


Your Serious Money. Professionally Managed(R) is a Registered Service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-21128)


FD 02964 4/04

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST


        MULTIPLE DISCIPLINE PORTFOLIO--GLOBAL ALL CAP GROWTH AND VALUE






                                  PROSPECTUS

                                APRIL 29, 2004


   Shares of the portfolio are offered only to insurance

   company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans.
   This prospectus should be read together with the prospectus for those contracts.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
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       Mutual Funds
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Contents


Smith Barney Multiple Discipline Trust (the "Trust") consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.





Multiple Discipline Portfolio--Global All Cap
  Growth and Value                                  2
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  Investments, risks and performance                2
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More on the portfolio's investments                 7
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Management                                          8
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Share transactions                                 10
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Tax consequences of dividends and distributions    11
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Share price                                        12
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Financial Highlights                               13
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 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Multiple Discipline Portfolio--Global All Cap Growth and Value

Investments, risks and performance

The Multiple Discipline Portfolio--Global All Cap Growth and Value is made up of a Large Cap Growth segment, a Large Cap Value segment, a Multi-Cap Growth segment and an International-American Depositary Receipts (ADRs) segment (collectively the "Global All Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments The portfolio invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The portfolio seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry-specific risk by minimizing overlap concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies which are experiencing a fundamental, positive change that is not reflected in the stock price. The Multi-Cap Growth segment seeks to invest in companies with strong fundamentals, and that have the potential for rapid earnings growth. The International-ADR segment seeks to build long-term, well-diversified portfolios with exceptional risk/reward characteristics.

Selection process The Global All Cap Portfolio's strategy is to combine the efforts of four segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment and 20% to each of the Multi-Cap Growth and International- ADR segments. The Global All Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Global All Cap Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain approximately the target allocations of the Global All Cap Portfolio's assets among the four segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the four segment managers, as appropriate

.. Rebalance the allocation of securities in the Global All Cap Portfolio's portfolio promptly to the extent the percentage of the Global All Cap Portfolio's portfolio invested in any of Large Cap Growth, Large Cap Value, Multi-Cap Growth or International-ADR segment's securities diverges by at least 20% from the target allocation for that segment

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Global All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

.. Above average growth prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long-term operating history

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

.. Demonstrated financial strength

.. Improving returns on invested capital and cash flow

.. New management

.. New product development or change in competitive position

.. Regulatory changes favoring the company

.. Restructuring

.. New business strategy not yet recognized by the marketplace

Multi-Cap Growth segment The segment manager seeks to invest in those growth company stocks that the manager believes have the potential for above-average, long-term earnings and/or cash flow growth in excess of that expected for the market as a whole. In selecting individual companies for investment, the segment manager utilizes a bottom-up discipline that:

.. Emphasizes fundamental analysis that includes earnings and/or cash flow growth, franchise values, returns on equity and breadth of management

.. Focuses on leaders within their industries and capitalization ranges with potential for strong earnings and/or cash flow growth

..  Seeks companies where management has a significant ownership stake

Investments may be made in all capitalization ranges. Small-cap and mid-cap investments tend to be in companies believed to be overlooked by analysts and investors. The segment manager stresses a long-term investment horizon and expects lower portfolio turnover. Circumstances in which the segment manager re-examines whether a stock should remain in the portfolio include:

.. The manager concludes that long-term deterioration in company and/or industry fundamentals is likely

.. Management change that the segment manager believes will have a significant negative effect on the company's long-term prospects


International-ADR segment The segment manager seeks to invest in international stocks via American Depository Receipts (ADRs) of high-quality global companies whose intrinsic value does not appear to be recognized by the markets. The International-ADR segment seeks to build a long-term, well-diversified portfolio with favorable risk/reward characteristics. The objective is to outperform the international benchmark over a full market cycle while striving to maintain positive returns.


In selecting individual companies for investment, the segment manager looks for the following:

.. Above average earnings growth

.. High relative return on invested capital

.. Experienced and effective management

.. Effective research, product development and marketing

.. Competitive advantages

.. Strong financial condition or stable or improving credit quality

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

In allocating assets among countries and regions, the economic and political factors the segment manager evaluates include:

.. Low or decelerating inflation which creates a favorable environment for securities markets

.. Stable governments with policies that encourage economic growth, equity investment and development of securities markets

.. Currency stability

.. The range of individual investment opportunities

Principal risks of investing in the Global All Cap Portfolio

Investors could lose money on their investments in the Global All Cap Portfolio, or the Global All Cap Portfolio may not perform as well as other investments, if:

.. U.S. or global stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Global All Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the Global All Cap Portfolio's assets is invested in medium and small capitalization companies, an investment in the Global All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

.. Foreign securities prices decline

.. Adverse governmental action or political, economic or market instability affects a foreign country or region

.. The currency in which a security is priced declines in value relative to the U.S. dollar

.. The segment manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Portfolio performance
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This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio's performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 3000 Index (Russell 3000), a broad-based unmanaged capitalization weighted index of large capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), a broad-based unmanaged index of foreign stocks; and MSCI World, a broad-based unmanaged index of free-float adjusted market capitalization index designed to measure global developed market equity performance. The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.
Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Quarterly returns: Highest: 18.17% in 2nd quarter 2003; Lowest: (3.53)% in 1st quarter 2003

Total Return
The bar chart shows the performance of the portfolio's shares for each of the full calendar years since its inception.
Risk return bar chart
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                                    [CHART]

% Total Returns

  2003
 ------
 31.55%

Calendar years ended December 31




Risk return table
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This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative
performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 3000, MSCI EAFE, MSCI World and the S&P 500 Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.


     Average Annual Total Returns (for the periods ended December 31, 2003)
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                                  1 year     5 years     Since Inception    Inception Date
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     GLOBAL ALL CAP PORTFOLIO     31.55%       N/A                32.26%           10/1/02
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     INDICES
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     S&P 500                      28.67%       N/A                30.55%              *
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     Russell 3000                 31.06%       N/A                32.06%              *
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     MSCI EAFE                    38.59%       N/A                36.49%              *
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     MSCI World                   33.11%       N/A                33.34%              *
     -------------------------------------------------------------------------------------

*Index comparison begins on October 1, 2002. Index performance reflects no deduction for fees, expenses or taxes.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Fee Table


This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.


              Shareholder fees
              (paid directly from your investment)

              Maximum sales charge on purchases               None
              Maximum deferred sales charge on redemptions    None

              Annual portfolio operating expenses
              (paid by the portfolio as a % of net assets)
               Management fees                               0.75%
               Distribution and service (12b-1) fees         0.25%
               Other expenses                                1.56%
                                                           -------
               Total annual portfolio operating expenses     2.56%
               Management fee waiver/Reimbursements*       (1.56)%
                                                           -------
               Net annual portfolio operating expenses       1.00%
                                                           =======

* Management has agreed to waive a portion of management and 12b-1 fees and to reimburse certain expenses. The manager may change or eliminate these waivers or reimbursements at any time.

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower.

Number of years you own your shares

                            1 year* 3 years* 5 years* 10 years*
                 Your costs
                 would be:   $259     $796    $1,360   $2,895

* The example assumes:

..  You invest $10,000 for the period shown

..  You reinvest all distributions and dividends without a sales charge

.. The portfolio's operating expenses (before fee waivers and reimbursements) remain the same

..  Your investment has a 5% return each year

..  Redemption of your shares at the end of the period


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

More on the Portfolio's Investments



The Global All Cap Portfolio is sometimes referred to individually as a "portfolio."



Derivatives and hedging techniques The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:


.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

.. As a cash flow management technique


A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio's holdings.



The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolio less liquid and harder to value, especially in declining markets.



Defensive Investing The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.



Potential Conversion The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Feeder" fund that would invest all of its assets in a Master fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Management


Manager


The portfolio's manager is Smith Barney Fund Management LLC ("SBFM" or the "Manager"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The Manager's address is 399 Park Avenue, New York, New York 10022. The Manager selects the coordinating portfolio managers and the portfolio's segment managers and oversees the portfolio's operations. The Manager and CGM are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a registered investment adviser that renders investment advice to investment company clients.


Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio, the portfolio's Manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



The following portfolio managers are responsible for the management of the portfolio. Each of them has been in his or her current position with the Manager or its predecessors for at least five years.



Roger Paradiso, investment officer of the Manager and managing director of CGM, is the coordinating portfolio manager of the portfolio. Mr. Paradiso began his career in 1988 with Shearson American Express and has worked in various positions at CGM and its predecessor firms. In 1995, he became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios, and one year later began managing Small/Mid Capitalization portfolios as well. This led to the development of Multiple Discipline Account
(MDA) portfolios in 1997, which offer diversification to high net worth investors.



Kirstin Mobyed, investment officer of the Manager and director of CGM, is the co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with CGM or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.



Alan J. Blake, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios. Mr. Blake has been a portfolio manager with CGM or its predecessor firms since 1991. He is the portfolio manager of the Smith Barney Large Capitalization Growth Fund, Smith Barney Large Capitalization Growth Portfolio of Travelers Series, Fund Inc. and is responsible for the day-to-day management of the Large Cap Growth segment of the Smith Barney Multiple Discipline Funds--All Cap Growth and Value Fund.



Richard A. Freeman, CFA, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Multi-Cap Growth segment of the Global All Cap Portfolio. Mr. Freeman has been a portfolio manager with CGM or its predecessor firms since 1983. He is the portfolio manager of the Smith Barney Aggressive Growth Fund Inc., Smith Barney Aggressive Growth Portfolio of Travelers Series Fund, Inc. and manages the US Equity segment of the Smith Barney Premier Selections Global Growth Fund.





John B. Cunningham, CFA, investment officer of the Manager and managing director of CGM, is the segment manager responsible for the day-to-day management of the Large Cap Value segment of the Large Cap Growth and Value and Global All Cap Growth and Value Portfolios of the Trust. Mr. Cunningham has been with CGM or its predecessor firms since 1987. He is a portfolio manager for large cap value portfolios and an analyst covering beverage and tobacco industries.



Jeffrey J. Russell, CFA, investment officer of the Manager and managing director of CGM, is the segment manager responsible for the day-to-day management of the International-ADR segment of the Global All Cap Growth and Value Portfolios of the Trust. He is portfolio manager of the International All Cap Growth Portfolios of Smith Barney World Funds, Inc., and Travelers Series Fund Inc.,


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Smith Barney International Aggressive Growth Fund of Smith Barney Investment Series and International Equity Portfolio of Greenwich Street Series Fund and manages the International Equity segment of the Smith Barney Multiple Discipline Funds--Global All Cap Growth and Value Fund. He has been with CGM or its predecessor firms since 1990.





The Manager will monitor the portfolio's investments to ensure that each portfolio complies with its investment policies. The Manager will also monitor the portfolio's portfolio to ensure that no more than 25% of the portfolio's assets are concentrated in the securities of companies in the same industry.


Management fees


MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003

(as % of average daily net assets)

Global All Cap Growth and Value
-------

    0.00%*

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* The Manager had waived its management fee. Absent the management fee waiver, the management fee would be 0.75% of the portfolio's average daily net assets.


Transfer agent and shareholder servicing agent


Citicorp Trust Bank, fsb serves as the portfolio's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.


Distribution plan


The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan, the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the portfolio's distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


Recent developments


During the period from 1997-1999, Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of Citigroup Asset Management ("CAM"), entered the transfer agent business. CAM is the Citigroup business unit that includes the portfolio's investment manager and other investment advisory companies. Citicorp Trust hired a subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor's business was later taken over by PFPC Inc. (the fund's current sub-transfer agent), and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.



CAM did not disclose the revenue guarantee agreement when the boards of the various CAM-managed funds hired Citicorp Trust as transfer agent. Nor did CAM disclose the one-time payment to the boards of the CAM-managed funds when it was made.


CAM is taking corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the revenue guarantee agreement and the one-time payment. CAM is also conducting an independent review to verify that the transfer agency fees charged by Citicorp Trust were fair compared to competitive alternatives. CAM is strengthening its procedures in order to avoid similar situations in the future.

CAM has given this information to regulators and other government authorities, and understands that the SEC and the U.S. Attorney are investigating this situation.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Transactions

Availability of shares


Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).



The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.



The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently do not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.



The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio's shareholders. The portfolio reserves the right to reject any specific purchase order.






Redemption of shares


Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:


.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

.. as permitted by the Securities and Exchange Commission order in extraordinary circumstances.


Excessive exchange transactions



Excessive trading of portfolio shares can harm the portfolio and its shareholders. However, the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of the insurance company sponsors of these separate accounts to limit excessive trading of portfolio shares. There can be no assurance that excessive trading in the portfolio's shares will not occur.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Tax Consequences of Dividends and Distributions



Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (the "Policy"). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a Policy.



The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Price


The portfolio's net asset value is the value of its assets minus its liabilities. The portfolio calculates its net asset value every day the New York Stock Exchange is open. The New York Stock Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the New York Stock Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a portfolio could change on days when you cannot buy or redeem shares.


The portfolio generally values its portfolio securities based on market prices or quotations. To the extent a portfolio holds securities denominated in a foreign currency, the portfolio's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security held by a portfolio has been materially affected by events occurring after a foreign exchange closes, the portfolio may price those securities at fair value as determined in good faith by the Board of Trustees, generally upon recommendations provided by SBFM. Fair valuation may also be used if material events occur after the close of the relevant market but prior to the close of the New York Stock Exchange. Fair value is determined in accordance with procedures approved by the portfolio's board. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). The information in the following tables has been audited by KPMG LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a portfolio assuming reinvestment of all dividends and distributions.




For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:



Global All Cap Growth and Value
------------------------------------------------------------------------------------
                                                                  2003(1) 2002(1)(2)
------------------------------------------------------------------------------------
Net asset value, beginning of year                                $ 10.78  $  10.00
------------------------------------------------------------------------------------
Income from operations:
 Net investment income(3)                                            0.04      0.01
 Net realized and unrealized gain                                    3.36      0.77
------------------------------------------------------------------------------------
Total income from operations                                         3.40      0.78
------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                             (0.02)        --
 Net realized gains                                                (0.05)        --
------------------------------------------------------------------------------------
Total distributions                                                (0.07)        --
------------------------------------------------------------------------------------
Net asset value, end of year                                      $ 14.11  $  10.78
------------------------------------------------------------------------------------
Total return(4)                                                    31.55%   7.80%++
------------------------------------------------------------------------------------
Net assets, end of year (000s)                                    $10,974  $  1,003
------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(3)(5)                                                     1.00%    1.00%+
 Net investment income                                               0.36     0.38+
------------------------------------------------------------------------------------
Portfolio turnover rate                                                6%        2%
------------------------------------------------------------------------------------



(1)Per share amounts have been calculated using the monthly average shares method.


(2)For the period October 1, 2002 (commencement of operations) to December 31, 2002.


(3)The Manager and Distributor waived all or a portion of its fees for the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $23,236 and $71,327 in expenses for the year ended December 31, 2003 and the period ended
   December 31, 2002, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:



                                                                    Expense Ratios
                                           Per Share Decreases      Without Fee Waivers and
                                           to Net Investment Income Expense Reimbursements
                                            2003         2002        2003        2002
           --------------------------------------------------------------------------------
           Global All Cap Growth and Value $0.19        $1.10       2.56%      52.11%+



(4)Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.


 ++Total return is not annualized, as it may not be representative of the total return for the year.


 + Annualized.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Smith Barney
Multiple Discipline Trust



Multiple Discipline Portfolio--Global All Cap Growth and Value




A series of Smith Barney Multiple Discipline Trust


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/
--------------------------------------------------------------------------------

SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio's investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio's performance during its last fiscal year.



The portfolio sends only one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Smith Barney Financial Consultant if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this Prospectus.



You can make inquiries about the portfolio or obtain shareholder reports or the statement of additional information (without charge) by contacting Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.



Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.


Your Serious Money. Professionally Managed(R) is a Registered Service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-21128)


FD 02965 4/04

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST


       MULTIPLE DISCIPLINE PORTFOLIO--BALANCED ALL CAP GROWTH AND VALUE




                                  PROSPECTUS

                                APRIL 29, 2004


   Shares of the portfolio are offered only to insurance

   company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans.
   This prospectus should be read together with the prospectus for those contracts.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/

Contents


Smith Barney Multiple Discipline Trust (the "Trust") consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.




                                                              Page
              Multiple Discipline Portfolio--Balanced All Cap
                Growth and Value                                2
              ----------------------------------------------------

                 Investments, risks and performance             2
              ----------------------------------------------------

              More on the Portfolio's Investments               6
              ----------------------------------------------------

              Management                                        7
              ----------------------------------------------------

              Share Transactions                                9
              ----------------------------------------------------

              Tax Consequences of Dividends and Distributions  10
              ----------------------------------------------------

              Share Price                                      11
              ----------------------------------------------------

              Financial Highlights                             12
              ----------------------------------------------------


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

--

Multiple Discipline Portfolio--Balanced All Cap Growth and Value

Investments, risks and performance

The Multiple Discipline Portfolio--Balanced All Cap Growth and Value is made up of an All Cap Growth segment, an All Cap Value segment and a Government Securities Management (7-Year) segment (collectively the "Balanced Portfolio").

Investment objective

Balanced between long-term growth of capital and principal preservation.

Principal investment strategies

Key investments The Balanced Portfolio invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth segment seeks to combine the long-term growth potential of small-to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value segment seeks to structure a high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities--with an average maturity of approximately seven years--using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or passively buying and holding government securities until maturity.

Selection process The Balanced Portfolio's strategy is to combine the efforts of three segment managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Government Securities Management (7-Year) segment. The Balanced Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under- weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Balanced Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain approximately the target allocations of the Balanced Portfolio's assets among the three segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate

.. Rebalance the allocation of securities in the Balanced Portfolio's portfolio promptly to the extent the percentage of the Balanced Portfolio's portfolio invested in any of All Cap Growth, All Cap Value or Government Securities Management (7-Year) segment's securities diverges by at least 20% from the target allocation

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Balanced Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

All Cap Growth segment The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, excep-

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS tional management, and long-term consistent operating histories. The managers also consider stocks of companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake in a company.

All Cap Value segment The All Cap Value segment manager applies a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The manager seeks to invest in companies whose stock price the manager believes is undervalued relative to the long-term business fundamentals of the company. The manager favors companies that have strong balance sheets, but have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. As part of the value orientation, the segment manager also emphasizes industry sectors perceived to be undervalued relative to the broad market.

The segment manager monitors portfolio holdings on both a technical and fundamental basis. The manager also tracks the buying and selling patterns of a company's insiders.

Government Securities Management (7-Year) segment The segment manager focuses on short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities, with an average maturity of approximately seven years. The portfolio is managed based on analysis of specific fundamental factors and the segment manager is responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment manager determines the average maturity position according to the following guidelines:

--------------------------------------------------------------------------------

                                                         Average
                                                       Maturity for
             Market Conditions      Portfolio Position the Segment
             ------------------------------------------------------
             Rising Interest Rates      Defensive       2.5 Years
             ------------------------------------------------------
             Conditions Unclear         Neutral         4.0 Years
             ------------------------------------------------------
             Falling Interest Rates     Positive        7.0 Years
             ------------------------------------------------------

In selecting securities and assembling the portfolio, the segment manager screens for greatest relative value and structures the portfolio to maximize total return and minimize risk.

Principal risks of investing in the Balanced Portfolio

Investors could lose money on their investments in the Balanced Portfolio, or the Balanced Portfolio may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Balanced Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the Balanced Portfolio's assets is invested in small and medium capitalization companies, an investment in the Balanced Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies and government securities. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Portfolio performance
--------------------------------------------------------------------------------


This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio's performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 1000 Index (Russell 1000), a broad-based unmanaged capitalization weighted index of 1000 of largest companies of Russell 3000 Index; The Russell 3000 Growth Index (Russell 3000 Growth Index) measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities). The Russell 3000 Value Index (Russell 3000 Value Index) measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Intermediate Treasury Bond Index (Lehman Brothers Index) is an unmanaged index of U.S. Treasury bonds with maturities between one and ten years. The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Quarterly returns: Highest: 10.91% in 2nd quarter 2003; Lowest: (0.58)% in 1st quarter 2003

Total Return
The bar chart shows the performance of the portfolio's shares for each of the full calendar years since its inception.
Risk return bar chart
--------------------------------------------------------------------------------
                                    [CHART]

% Total Returns

  2003
 ------
 21.93%

Calendar years ended December 31




Risk return table
--------------------------------------------------------------------------------

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative
performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 1000, Russell 3000 Growth Index, Russell 3000 Value Index, Lehman Brothers Index and the S&P 500 Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.



    Average Annual Total Returns (for the periods ended December 31, 2003)
    -------------------------------------------------------------------------------------
                                   1 year    5 years    Since Inception    Inception Date
    -------------------------------------------------------------------------------------
    BALANCED ALL CAP PORTFOLIO     21.93%      N/A               21.12%           10/1/02
    -------------------------------------------------------------------------------------
    INDICES
    -------------------------------------------------------------------------------------
    S&P 500                        28.67%      N/A               30.55%              *
    -------------------------------------------------------------------------------------
    Russell 1000                   29.89%      N/A               31.25%              *
    -------------------------------------------------------------------------------------
    Russell 3000 Growth            30.97%      N/A               31.17%              *
    -------------------------------------------------------------------------------------
    Russell 3000 Value             31.14%      N/A               32.99%              *
    -------------------------------------------------------------------------------------
    Lehman Brothers Index           2.11%      N/A               2.85%               *
    -------------------------------------------------------------------------------------

*Index comparison begins on October 1, 2002. Index performance reflects no deduction for fees, expenses or taxes.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Fee Table


This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.


              Shareholder fees
              (paid directly from your investment)

              Maximum sales charge on purchases               None
              Maximum deferred sales charge on redemptions    None

              Annual portfolio operating expenses
              (paid by the portfolio as a % of net assets)
               Management fees                               0.75%
               Distribution and service (12b-1) fees         0.25%
               Other expenses                                0.39%
                                                           -------
               Total annual portfolio operating expenses     1.39%
               Management fee waiver/Reimbursements*       (0.39)%
                                                           -------
               Net annual portfolio operating expenses       1.00%
                                                           =======

* Management has agreed to waive a portion of management and 12b-1 fees and to reimburse certain expenses. The manager may change or eliminate these waivers or reimbursements at any time.

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower.

Number of years you own your shares

                            1 year* 3 years* 5 years* 10 years*
                 Your costs
                 would be:   $142     $440     $761    $1,669

* The example assumes:

..  You invest $10,000 for the period shown

..  You reinvest all distribution and dividends without a sales charge

.. The portfolio's operating expenses (before fee waivers and reimbursements) remain the same

..  Your investment has a 5% return each year

..  Redemption of your shares at the end of the period

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

More on the Portfolio's investments



The Balanced Portfolio is sometimes referred to individually as a "portfolio."



Derivatives and hedging techniques The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:


.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

.. As a cash flow management technique


A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio's holdings.


The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolios less liquid and harder to value, especially in declining markets.


Defensive Investing The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.



Potential Conversion The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Feeder" fund that would invest all of its assets in a Master fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Management


Manager


The portfolio's manager is Smith Barney Fund Management LLC ("SBFM" or the "Manager"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The Manager's address is 399 Park Avenue, New York, New York 10022. The Manager selects the coordinating portfolio managers and the portfolio's segment managers and oversees the portfolio's operations. The Manager and CGM are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a registered investment adviser that renders investment advice to investment company clients.


Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio, the portfolio's Manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.


The following portfolio managers are responsible for the management of the portfolios. Each of them has been in his or her current position with the Manager or its predecessors for at least five years.


Roger Paradiso, investment officer of the Manager and managing director of CGM, is the coordinating portfolio manager of the portfolio. Mr. Paradiso began his career in 1988 with Shearson American Express and has worked in various positions at CGM and its predecessor firms. In 1995, he became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios, and one year later began managing Small/Mid Capitalization portfolios as well. This led to the development of Multiple Discipline Account
(MDA) portfolios in 1997, which offer diversification to high net worth investors.



Kirstin Mobyed, investment officer of the Manager and director of CGM, is the co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with CGM or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.



Alan J. Blake, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios. Mr. Blake has been a portfolio manager with CGM or its predecessor firms since 1991. He is the portfolio manager of the Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund, Inc. and is responsible for the day-to-day management of the Large Cap Growth segment of the Smith Barney Multiple Discipline Fund--All Cap Growth and Value Fund.



Richard A. Freeman, CFA, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Multi-Cap Growth segment of the Global All Cap Portfolio. Mr. Freeman has been a portfolio manager with CGM or its predecessor firms since 1983. He is the portfolio manager of the Smith Barney Aggressive Growth Fund Inc., Smith Barney Aggressive Growth Portfolio of Travelers Series Fund, Inc. and manages the US Equity segment of the Smith Barney Premier Selections Global Growth Fund.



John Goode, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trusts. Mr. Goode has been a portfolio manager with CGM or its predecessor firms since 1983. He is Vice President and Investment Officer of the Fundamental Value Fund and Fundamental Value Portfolio. He is the portfolio manager of Global Horizons Select Value Fund and the Security & Growth Fund, and assists in the management of the Smith Barney Small Cap Value Fund.



Peter J. Hable, investment officer of the Manager and managing director of CGM, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust. Mr. Hable has been with CGM or its predecessor firms


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS since 1983. He is an investment officer of the Fundamental Value Fund and co-manages the Smith Barney Small Cap Value Fund.

Ellen S. Cammer, investment officer of the Manager and managing director of CGM, is the segment manager responsible for the day-to-day management of the Government Securities Management (7-Year) segment of the Balanced Portfolio. She is the portfolio manager of the Smith Barney Social Awareness Fund and is also responsible for Salomon Smith Barney's Government Securities Management high-net-worth program. She has been with CGM or its predecessor firms since 1982.


The Manager will monitor the portfolio's investments to ensure that each portfolio complies with its investment policies. The Manager will also monitor the portfolio's portfolio to ensure that no more than 25% of the portfolio's assets are concentrated in the securities of companies in the same industry.


Management fees


MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003

(as % of average daily net assets)

                       Balanced All Cap Growth and Value
--------------------------------------------------------------------------------

                                     0.61%

--------------------------------------------------------------------------------

Transfer agent and shareholder servicing agent


Citicorp Trust Bank, fsb serves as the portfolio's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.


Distribution plan


The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan, the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the portfolio's distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


Recent Developments


During the period from 1997-1999, Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of Citigroup Asset Management ("CAM"), entered the transfer agent business. CAM is the Citigroup business unit that includes the portfolio's investment manager and other investment advisory companies. Citicorp Trust hired a subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor's business was later taken over by PFPC Inc. (the fund's current sub-transfer agent), and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.



CAM did not disclose the revenue guarantee agreement when the boards of the various CAM-managed funds hired Citicorp Trust as transfer agent. Nor did CAM disclose the one-time payment to the boards of the CAM-managed funds when it was made.


CAM is taking corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the revenue guarantee agreement and the one-time payment. CAM is also conducting an independent review to verify that the transfer agency fees charged by Citicorp Trust were fair compared to competitive alternatives. CAM is strengthening its procedures in order to avoid similar situations in the future.

CAM has given this information to regulators and other government authorities, and understands that the SEC and the U.S. Attorney are investigating this situation.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Transactions


Availability of shares


Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).



The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.



The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.



The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio's shareholders. The portfolio reserves the right to reject any specific purchase order.







Redemption of shares


Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:


.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

.. as permitted by the Securities and Exchange Commission order in extraordinary circumstances.


Excessive exchange transactions



Excessive trading of portfolio shares can harm the portfolio and its shareholders. However, the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of the insurance company sponsors of these separate accounts to limit excessive trading of portfolio shares. There can be no assurance that excessive trading in the portfolio's shares will not occur.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Tax Consequences of Dividends and Distributions



Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (the "Policy"). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a policy.





The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.




 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Price


The portfolio's net asset value is the value of its assets minus its liabilities. The portfolio calculates its net asset value every day the New York Stock Exchange is open. The New York Stock Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the New York Stock Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a portfolio could change on days when you cannot buy or redeem shares.


The portfolio generally values its portfolio securities based on market prices or quotations. To the extent a portfolio holds securities denominated in a foreign currency, the portfolio's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security held by a portfolio has been materially affected by events occurring after a foreign exchange closes, the portfolio may price those securities at fair value as determined in good faith by the Board of Trustees, generally upon recommendations provided by SBFM. Fair valuation may also be used if material events occur after the close of the relevant market but prior to the close of the New York Stock Exchange. Fair value is determined in accordance with procedures approved by the portfolio's board. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). The information in the following tables has been audited by KPMG LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a portfolio assuming reinvestment of all dividends and distributions.




For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:



Balanced All Cap Growth and Value
-------------------------------------------------------------------------------------
                                                                   2003(1) 2002(1)(2)
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                $ 10.42   $  10.00
-------------------------------------------------------------------------------------
Income From Operations:
 Net investment income(3)                                            0.08       0.02
 Net realized and unrealized gain                                    2.20       0.40
-------------------------------------------------------------------------------------
Total Income From Operations                                         2.28       0.42
-------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                             (0.03)         --
 Net realized gains                                                (0.00)*        --
-------------------------------------------------------------------------------------
Total Distributions                                                (0.03)         --
-------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $ 12.67   $  10.42
-------------------------------------------------------------------------------------
Total Return(4)                                                    21.93%    4.20%++
-------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                    $77,788   $  3,234
-------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses(3)(5)                                                     1.00%     1.00%+
 Net investment income                                               0.69      1.28+
-------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               39%         7%
-------------------------------------------------------------------------------------



(1)Per share amounts have been calculated using the monthly average shares method.


(2)For the period October 1, 2002 (commencement of operations) to December 31, 2002.


(3)The Manager and Distributor waived all or a portion of its fees for the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $69,485 in expenses for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:



                                                                     Expense Ratios
                                            Per Share Decreases      Without Fee Waivers and
                                            to Net Investment Income Expense Reimbursements
                                             2003         2002        2003        2002
          ----------------------------------------------------------------------------------
          Balanced All Cap Growth and Value $0.04        $0.40       1.39%      23.28%+



(4)Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures do reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.


 * Amount represents less than $0.01 per share.


 ++Total return is not annualized, as it may not be representative of the total return for the year.


 + Annualized.


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Smith Barney
Multiple Discipline Trust



Multiple Discipline Portfolio--Balanced All Cap Growth and Value


A series of Smith Barney Multiple Discipline Trust


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/
--------------------------------------------------------------------------------

SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio's investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio's performance during its last fiscal year.



The portfolio sends only one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Smith Barney Financial Consultant if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this Prospectus.



You can make inquiries about the portfolio or obtain shareholder reports or the statement of additional information (without charge) by contacting Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.



Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.


Your Serious Money. Professionally Managed(R) is a Registered Service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-21128)


FD 02966 4/04

                                April 29, 2004




                      STATEMENT OF ADDITIONAL INFORMATION

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

            MULTIPLE DISCIPLINE PORTFOLIO--ALL CAP GROWTH AND VALUE MULTIPLE DISCIPLINE PORTFOLIO--LARGE CAP GROWTH AND VALUE

    MULTIPLE DISCIPLINE PORTFOLIO--GLOBAL ALL CAP GROWTH AND VALUE MULTIPLE
            DISCIPLINE PORTFOLIO--BALANCED ALL CAP GROWTH AND VALUE

                   125 Broad Street New York, New York 10004
                                (800) 451-2010


   This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Multiple Discipline Trust (the "MDA Trust" or the "trust") dated April 29, 2004 for the Multiple Discipline Portfolio--All Cap Growth and Value, Multiple Discipline Portfolio--Large Cap Growth and Value, Multiple Discipline Portfolio--Global All Cap Growth and Value and Multiple Discipline Portfolio--Balanced All Cap Growth and Value (individually, a "portfolio" and collectively, the "portfolios"), as amended or supplemented from time to time (collectively the "prospectus"), and should be read in conjunction therewith.



   The MDA Trust currently offers eight investment portfolios, four of which are described herein. The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") that fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans, or by writing or calling the MDA Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.


                                   CONTENTS


                                                                       Page
                                                                       ----
     Why Invest in the MDA Trust......................................   2
     Trustees and Executive Officers of the MDA Trust.................   2
     Investment Objectives, Management Policies and Risk Factors......   7
     Additional Risk Factors..........................................  22
     Investment Restrictions..........................................  26
     Portfolio Turnover...............................................  27
     Purchase of Shares...............................................  27
     Redemption of Shares.............................................  28
     Taxes............................................................  28
     Valuation of Shares..............................................  31
     Investment Management and Other Services.........................  31
     Additional Information About the Portfolios......................  35
     Financial Statements.............................................  36
     Appendix A--Ratings of Debt Obligations.......................... A-1
     Appendix B--Proxy Voting Policies and Procedures................. B-1

                          WHY INVEST IN THE MDA TRUST


   The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who wish to diversify their portfolios among different equity/bond management styles in an attempt to maximize performance. Diversification across multiple equity/bond disciplines can provide another important advantage by potentially reducing a portfolio's volatility. Diversification does not assure against market loss.




               TRUSTEES AND EXECUTIVE OFFICERS OF THE MDA TRUST

   Overall responsibility for management and supervision of the trust rests with the trust's Board of Trustees. The Trustees approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to the portfolios' manager, Smith Barney Fund Management LLC ("SBFM" or the "Manager").

   The names of the Trustees and executive officers of the MDA Trust, together with information as to their principal business occupations during the past five years, are shown below:


                                                                              Number of
                                                                              Investment
                                            Term of                           Companies
                                           Office(1)         Principal         in Fund       Other
                               Position(s) and Length      Occupation(s)       Complex   Directorships
                                Held with   of Time           During           Overseen     Held by
    Name, Address, and Age        Trust      Served        Past 5 Years       by Trustee    Trustee
    ----------------------     ----------- ---------- ----------------------- ---------- -------------

NON-INTERESTED TRUSTEES
H. John Ellis.................   Trustee   Since 2002 Retired                     28     None
  858 East Crystal Downs Drive
  Frankfort, MI 49635
  Age 76

Armon E. Kamesar..............   Trustee   Since 2002 Chairman, TEC               28     Inter Ocean
  7328 Country Club Drive                             International; Trustee,            Systems Inc.
  LaJolla, CA 92037                                   U.S. Bankruptcy Court
  Age 75

Stephen E. Kaufman............   Trustee   Since 2002 Attorney                    55     None
  Stephen E. Kaufman PC Co.
  277 Park Avenue, 47th Floor
  New York, NY 10172
  Age 71

                                                                            Number of
                                                                            Investment
                                        Term of                             Companies
                                       Office(1)          Principal          in Fund       Other
                                       and Length       Occupation(s)        Complex   Directorships
                         Position(s)    of Time            During            Overseen     Held by
Name, Address, and Age Held with Trust   Served         Past 5 Years        by Trustee    Trustee
---------------------- --------------- ---------- ------------------------- ---------- -------------
John J. Murphy........ Trustee         Since 2002 President, Murphy            28      Barclays
  123 Prospect Street                             Capital Management                   International
  Ridgewood, NJ 07450                                                                  Funds
  Age 59                                                                               Group Ltd.
                                                                                       and
                                                                                       affiliated
                                                                                       companies
INTERESTED TRUSTEE
R. Jay Gerken/(2)/.... Chairman,       Since 2002 Managing Director of         221          N/A
  Citigroup Asset      President and              Citigroup Global
  Management ("CAM")   Chief Executive            Markets Inc. ("CGM");
  399 Park Avenue      Officer                    Chairman, President and
  New York, NY 10022                              Chief Executive Officer
  Age 52                                          of SBFM, Travelers
                                                  Investment Adviser, Inc.,
                                                  ("TIA") and Citi Fund
                                                  Management Inc.
OFFICERS
Andrew B. Shoup....... Senior Vice     Since 2003 Director of CAM; Senior      N/A          N/A
  CAM                  President and              Vice President and Chief
  125 Broad Street,    Chief                      Administrative Officer of
  10th Floor           Administrative             mutual funds associated
  New York, NY 10004   Officer                    with Citigroup Inc.
  Age 47                                          ("Citigroup"); Treasurer
                                                  of certain mutual funds
                                                  associated with
                                                  Citigroup; Head of
                                                  International Funds
                                                  Administration of CAM
                                                  (from 2001 to 2003);
                                                  Director of Global Funds
                                                  Administration of CAM
                                                  (from 2000 to 2001);
                                                  Head of U.S. Citibank
                                                  Funds Administration of
                                                  CAM (from 1998 to
                                                  2000)
Frances M. Guggino.... Controller      Since 2002 Vice President of CGM;       N/A          N/A
  CAM                                             Controller of certain
  125 Broad Street                                mutual funds associated
  New York, NY 10004                              with Citigroup
  Age 45

                                                                              Number of
                                                                              Investment
                                           Term of                            Companies
                                          Office(1)         Principal          in Fund       Other
                              Position(s) and Length      Occupation(s)        Complex   Directorships
                               Held with   of Time           During            Overseen     Held by
  Name, Address, and Age         Trust      Served        Past 5 Years        by Trustee    Trustee
  ----------------------      ----------- ---------- ------------------------ ---------- -------------
Roger Paradiso............... Investment  Since 2003 Managing Director of        N/A          N/A
  CAM                         Officer                CGM
  100 First Stamford Place,
  2nd Floor
  Stamford, CT 06902
  Age 37

Kirstin Mobyed............... Investment  Since 2003 Director of CGM (since      N/A          N/A
  CAM                         Officer                2003); Private Client
  100 First Stamford Place,                          Manager (since 2001)
  2nd Floor                                          and analyst at CGM and
  Stamford, CT 06902                                 its predecessors (since
  Age 34                                             1992)

Andrew Beagley............... Chief Anti- Since 2002 Director, CGM (since        N/A          N/A
  CAM                         Money                  2000); Director of
  399 Park Avenue             Laundering             Compliance, North
  New York, NY 10022          Compliance             America, CAM (since
  Age: 40                     Officer                2000); Director of
                                                     Compliance, Europe, the
                                                     Middle East and Africa,
                                                     CAM (from 1999 to
                                                     2000); Compliance
                                                     Officer, Salomon Brother
                                                     Asset Management
                                                     Limited, Smith Barney
                                                     Global Capital
                                                     Management Inc.,
                                                     Salomon Brothers Asset
                                                     Management Asia
                                                     Pacific Limited (from
                                                     1997 to 1999)

Robert I. Frenkel............ Secretary   Since 2003 Managing Director and       N/A          N/A
  CAM                         and Chief              General Counsel, Global
  300 First Stamford Place    Legal                  Mutual Funds for CAM
  Stamford, CT 06902          Officer                and its predecessor
  Age: 49                                            (since 1994) Secretary
                                                     and Chief Legal Officer
                                                     of mutual funds
                                                     associated with
                                                     Citigroup

--------

(1) Each Trustee and officer serves until his or her respective successor has been duly elected and qualified.


(2) Mr. Gerken is a Trustee who is an "interested person" of the trust as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") because he is an officer of SBFM and its affiliates.

   For the calendar year ended December 31, 2003, the Trustees of the that beneficially owned equity securities of the portfolios within the dollar ranges presented in the table below:


                                                      Dollar Range of               Aggregate Dollar Range of
                          Dollar Range  Dollar Range      Equity      Dollar Range  Equity Securities in All
                            of Equity     of Equity    Securities in    of Equity     Registered Investment
                          Securities in Securities in   the Global    Securities in   Companies Overseen by
                           the All Cap  the Large Cap    Multi-Cap    the Balanced    Trustee in Family of
Name of Trustee             Portfolio     Portfolio      Portfolio      Portfolio     Investment Companies
---------------           ------------- ------------- --------------- ------------- -------------------------
H. John Ellis............     None          None           None           None            Over $100,000
Armon E. Kamesar.........     None          None           None           None            None
Stephen E. Kaufman.......     None          None           None           None            None
John J. Murphy...........     None          None           None           None            None
R. Jay Gerken............     None          None           None           None            Over $100,000


   As of December 31, 2003, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities in the manager or principal underwriter of the trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the trust.



   The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees of the trust, namely Messrs. Ellis, Kaufman, Kamesar and Murphy. The Audit Committee oversees the scope of each portfolio's audit, each portfolio's accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the independent trustees of the trust for their ratification, the selection, appointment, retention or termination of the trust's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to each portfolio's by the independent auditors and all permissible non-audit services provided by the trust independent auditors to its manager and any affiliated service providers if the engagement relates directly to the portfolio's operations and financial reporting. During the most recent fiscal year, the Audit Committee met twice.


   In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the trust. The Audit Committee is responsible for the appointment, compensation, retention and oversight of the trust's independent auditors, including review of the scope of the trust's audit and is also responsible for pre-approval of audit and permissible non-audit services rendered by the trust's auditors to certain parties.


   The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by each portfolio's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust's Secretary. During the most recent fiscal year, the Nominating Committee did not meet.

   The following table shows the compensation paid by the trust and other Smith Barney mutual funds to each Trustee during the trust's last fiscal year and the total compensation paid by the CAM Mutual Fund Complex for the calendar year ended December 31, 2003. None of the officers of the trust received any compensation from the trust for such period. The trust does not pay retirement benefits to its Trustees and officers. Officers and interested Trustees of the trust are compensated by CGM.



                                       Total Pension or
                                          Retirement                       Number of
                           Aggregate   Benefits Accrued   Compensation   Portfolios for
                          Compensation    as part of     from MDA Trust  which Trustee
                            from MDA       Company      and Fund Complex Serves within
Name of Person               Trust         Expenses     paid to Trustees  Fund Complex
--------------            ------------ ---------------- ---------------- --------------
H. John Ellis*...........   $12,099           $0             $63,800           28
Armon E. Kamesar*........   $12,099           $0             $63,900           28
Stephen E. Kaufman*......   $11,499           $0            $119,350           55
John J. Murphy*..........   $12,199           $0             $64,100           28
R. Jay Gerken**..........        $0           $0                  $0          221

--------
*  Designates member of Audit Committee.
** Designates an "interested" Trustee.

   At the end of the year in which they attain age 80, the Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees Emeritus may attend meetings but have no voting rights.


   No officer, director or employee of CGM or any of its affiliates receives any compensation from the trust for serving as an officer or Trustee of the trust. The trust pays each Trustee who is not an officer, director or employee of CGM or any of its affiliates a fee of $10,000 per annum plus $100 per portfolio for each meeting attended; in addition, each trustee is paid $100 per telephonic meeting attended. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement was $24,336. Effective January 1, 2004, Mr. Kamesar's compensation from the trust was increased from $10,000 per annum to $11,000 per annum. Effective April 1, 2004, the trust pays each trustee who is not an officer, director or employee of CGM or any of its affiliates (with the exception of Mr. Kamesar), a fee of $15,000 per annum. Effective April 1, 2004, the trust pays Mr. Kamesar a fee of $16,000 per annum.



   As of April 15, 2004, the trust's Trustees and officers, as a group, owned less than 1% of the outstanding shares of any of the trust's portfolios.

   To the knowledge of the trust as of April 15, 2004, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934) owned beneficially or of record more than 5% of the shares in each portfolio as indicated herein:



              Portfolio/Shareholder*                 Shares Held
              ----------------------               -----------
              All Cap Growth and Value:

                 PFPC Brokerage Services..........
                 FBO Primerica Financial Services  561,888.198
                 211 South Gulph Rd.               10.38% of
                 King of Prussia, PA 19406         shares

              Global All Cap Growth and Value:

                 A shares......................... 241,184,416
                 PFPC Brokerage Services           12.79% of
                 FBO Primerica Financial Services  shares
                 211 South Gulph Rd.
                 King of Prussia, PA 19406

                 B shares......................... 195,080,501
                 PFPC Brokerage Services           9.98% of
                 FBO Primerica Financial Services  shares
                 211 South Gulph Rd.
                 King of Prussia, PA 19406





--------

* The management of the trust believes that these shareholders are not beneficial owners of shares held of record by them.


          INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS


   The MDA Trust is an open-end, diversified management investment company. The prospectus discusses the investment objectives of the portfolios. In pursuing their investment objectives and policies, each portfolio is permitted to engage in a wide range of investment policies. This section contains supplemental information concerning the types of securities and other instruments in which the portfolios may invest, the investment policies and portfolio strategies the portfolios may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios will be achieved.



   The Agreement and Declaration of Trust of the MDA Trust permits the Board of Trustees to establish additional series of the MDA Trust from time to time. The investment objectives, policies and restrictions applicable to additional series would be established by the Board of Trustees at the time such series are established and may differ from those set forth in the prospectus and this SAI.


                               EQUITY SECURITIES

   Common Stocks. The portfolios invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stock. The portfolios may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

   Foreign Investments. The portfolios may invest in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the portfolios may be investing in securities denominated in currencies other than the U.S. dollar, and since certain portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the portfolio.

   The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.


   Foreign securities held by a portfolio may not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and Exchange Commission (the "SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the portfolio, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain portfolios may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.


   Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

   The interest and dividends payable on a portfolio's foreign securities may be subject to foreign withholding taxes, and the general effect of these taxes will be to reduce the portfolio's income. Additionally, the operating expenses of a portfolio can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the portfolio, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies.

   American, European and Continental Depositary Receipts. The portfolios may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies evidencing ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

   Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a portfolio in units or attached to securities may be deemed to be without value.

                            FIXED-INCOME SECURITIES


   General. Fixed-income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the portfolios. The market value of the fixed-income obligations in which the portfolios may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.


   The portfolios may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Moody's considers securities rated Baa to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.

   Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

   As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

   While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

   Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

   Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

   Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

   U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio.

   Mortgage-related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. FHLMC is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the secretary of Housing and Urban Development. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.


   Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

   Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the portfolios, consistent with their investment objective and policies, may consider making investments in such new types of securities.

   Foreign Government Securities. Among the foreign government securities in which the portfolios may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   Brady Bonds. The portfolios may invest in Brady bonds, which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

   Brady bonds which have been issued to date are rated in the categories "BB" or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the manager to be of comparable quality.

   Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady bonds, although the collateral is not available to investors until the final maturity of the Brady bonds.

   Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each held by the portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

   Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

   Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

   Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

   Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate.

Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the portfolios as initial criteria for the selection of portfolio securities, but the portfolios also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.


   Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a portfolio, but the manager will consider such events in its determination of whether the portfolio should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

                             INVESTMENT PRACTICES

   In attempting to achieve its investment objective, a portfolio may employ, among others, the following portfolio strategies.

   Repurchase Agreements. The portfolios may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

   When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, the portfolios may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a portfolio prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a portfolio will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

   Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

   In the case of the purchase by a portfolio of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the portfolio consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the portfolio involved. On the settlement date, a portfolio will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the portfolio's payment obligations).

   Lending of Portfolio Securities. The portfolios have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A portfolio will not lend portfolio securities to CGM unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the portfolio and is acting as a "finder."


   By lending its securities, a portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A portfolio will comply with the following conditions whenever its portfolio securities are loaned: (a) the portfolio must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the portfolio must be able to terminate the loan at any time; (d) the portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.


   Short Sales. The portfolios may from time to time sell securities short. A short sale is a transaction in which the portfolio sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

   When a portfolio makes a short sale, the proceeds it receives from the sale are retained by a broker until the portfolio replaces the borrowed securities. To deliver the securities to the buyer, the portfolio must arrange through a broker to borrow the securities and, in so doing, the portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

   A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the portfolio will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the portfolio will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

   Short Sales Against the Box. The portfolios may enter into a short sale of common stock such that when the short position is open the portfolio involved owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the portfolio delivers the convertible securities to close out its short position. Although prior to delivery a portfolio will have to pay an amount equal to any dividends paid on the common stock sold short, the portfolio will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The portfolio will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

   Restricted Securities. The portfolios may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

   Reverse Repurchase Agreements. The portfolios may enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a portfolio sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the portfolio would not be entitled to principal and interest paid on the securities sold by the portfolio. The portfolio, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a portfolio for the purpose of calculating the portfolio's indebtedness and will have the effect of leveraging the portfolio's assets.

   Leveraging. The portfolios may from time to time leverage their investments by purchasing securities with borrowed money, although no portfolio has any current intention to borrow money for this purpose in excess of 5% of a portfolio's assets and, if a portfolio proposes to engage in borrowing transactions in excess of 5% of its assets, it will provide at least 60 days' notice before implementing such a program. A portfolio is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the portfolio's asset coverage drops below 300%, the portfolio must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

   Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the portfolio's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the portfolio's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a portfolio's net investment income in any given period.

                            DERIVATIVE TRANSACTIONS


   Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the manager applies a hedge at an inopportune time or judges market conditions incorrectly, options and futures strategies may lower the portfolio's return. Further losses could also be experienced if the options and futures positions held by a portfolio were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.



   The portfolios may enter into stock index, interest rate and currency futures contracts (or options thereon and swaps, caps, collars and floors. The portfolios may also purchase and sell call and put options, futures and options contracts.


   Options On Securities. The portfolios may engage in transactions in options on securities, which, depending on the portfolio, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.


   The Commodity Futures Trading Commissions (the "CFTC") recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. The portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the portfolios are no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The portfolio's, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the portfolio's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.


   The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The portfolios, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   Options written by a portfolio normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A portfolio with option-writing authority may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

   So long as the obligation of a portfolio as the writer of an option continues, the portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the portfolio effects a closing purchase transaction. A portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.


   The portfolios may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.


   An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The portfolios with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

   A portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which a portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a portfolio has purchased an option and engages in a closing sale transaction, whether the portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the portfolio initially paid for the original option plus the related transaction costs.

   Although a portfolio generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect a closing transaction in a particular option. If as a covered call option writer a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the portfolio and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

   In the case of options written by a portfolio that are deemed covered by virtue of the portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the portfolio has written options may exceed the time within which the portfolio must make delivery in accordance with an exercise notice. In these instances, a portfolio may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the portfolio will not bear any market risk because the portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

   Additional risks exist with respect to certain of the U.S. government securities for which a portfolio may write covered call options. If a portfolio writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.


   Stock Index Options. The portfolios may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the Amex Oil Index or the Amex Computer Technology Index.


   Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

   The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Whether a portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a portfolio of options on stock indexes will be subject to the manager's ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

   A portfolio will engage in stock index options transactions only when determined by the manager to be consistent with the portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a portfolio writes an option on a stock index, the portfolio will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

   Currency Transactions. The portfolios may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A portfolio that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A portfolio may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.

   A portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a portfolio may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a portfolio may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.


   Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the portfolio generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A portfolio may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that the portfolios may utilize forward currency contracts denominated in the euro to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a portfolio enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency;
(b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the portfolio cash or readily marketable securities in an amount equal to the value of the portfolio's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.


   At or before the maturity of a forward contract, a portfolio either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant portfolio will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a portfolio's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The cost to a portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

   Foreign Currency Options. The portfolios may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

   A portfolio may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a portfolio's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the portfolio derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

   Futures Contracts. The purpose of the acquisition or sale of a futures contract by a portfolio is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a portfolio, an increase in the value of the futures contracts could only mitigate--but not totally offset--the decline in the value of the portfolio.

   The portfolios may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the portfolio and not for purposes of speculation. The ability of the portfolios to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

   No consideration is paid or received by a portfolio upon entering into a futures contract. Initially, a portfolio will be required to deposit with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a portfolio may elect to close the position by taking an opposite position, which will operate to terminate the portfolio's existing position in the contract.


   Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a portfolio is subject to the ability of the manager to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

   There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

   If a portfolio has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the portfolio has anticipated, the portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the portfolio had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

   Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a portfolio investing in the options.

   Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by the manager as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.


   Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a portfolio's trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the portfolio could incur losses as a result of those changes.


   Swap Agreements. Among the hedging transactions into which the portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest, on a notional principal amount from the party selling such interest rate floor.

   The portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a portfolio is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the manager and the portfolio believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with State Street Bank and Trust Company, the portfolios' custodian. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking portfolios acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

                            ADDITIONAL RISK FACTORS

   Securities of Unseasoned Issuers. Certain portfolio securities in which the portfolios may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

   Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

   Brady Bonds. A significant amount of the Brady bonds that the portfolios may purchase have no or limited collateralization, and a portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

   Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

   Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

   Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a portfolio incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a portfolio are uninvested and no return is earned thereon. The inability of a portfolio to make intended security purchases due to settlement problems could cause such portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the portfolio because of subsequent declines in value of the portfolio security or, if the portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

   Mortgage-Related Securities. To the extent a portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid. The portfolio's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

   Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, a portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the manager believes it desirable to do so. Investments by a portfolio in illiquid securities are subject to the risk that should the portfolio desire to sell any of these securities when a ready buyer is not available at a price that the manager deems representative of its value, the value of the portfolio's net assets could be adversely affected.

   Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

   Repurchase Agreements. Repurchase agreements, as utilized by a portfolio, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

   Reverse Repurchase Agreements. The portfolios may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.

   Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

   Leverage. The portfolios may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios, although the portfolios have no present intention to borrow money for leveraging in excess of 5% of a portfolio's assets. A portfolio will give notice at least 60 days before implementing any program to leverage its assets in excess of 5% of its assets. Leverage creates an opportunity for increased returns to shareholders of a portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a portfolio's shares and in a portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the portfolio's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the portfolio that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed portfolios exceeds the interest or dividends the portfolio will have to pay in respect thereof, the portfolio's net income or other gain will be greater than if leverage had not been used.

   Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the portfolio will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required portfolios. Depending on market or other conditions, such liquidations could be disadvantageous to the portfolio.

   Indexed Securities. The portfolios may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

   Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by a portfolio may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a portfolio. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide a portfolio with the opportunity for higher income, this leveraging practice will increase a portfolio's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a portfolio's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a portfolio's net asset value per share to decrease faster than would otherwise be the case.

   Swap Agreements. As one way of managing their exposure to different types of investments, the portfolios may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

   Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

   Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by a portfolio at a premium are called or sold prior to maturity, the portfolio will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the portfolio will recognize a capital loss if it holds such securities to maturity.

   Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

   Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the portfolios while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                            INVESTMENT RESTRICTIONS

   The MDA Trust has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

   The investment policies adopted by the MDA Trust prohibit a portfolio from:


      1. Borrowing money in excess of that permitted by the 1940 Act. Specifically, (a) the portfolio may borrow from banks to leverage its assets or to meet redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.


      2. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

      5. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.


      6. Purchasing any securities which would cause 25% or more of the value of the portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.



   The portfolios have also adopted certain non-fundamental investment restrictions that may be changed by the portfolios' Board of Trustees at any time. Accordingly, the portfolios are prohibited from:


      1. Purchasing securities on margin.

      2. Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3% of the value of a portfolio's total assets.

      3. Investing in oil, gas or other mineral exploration or development programs.

      4. Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

      5. Making investments for the purpose of exercising control or management.

                              PORTFOLIO TURNOVER

   Each portfolio's turnover rate is not expected to exceed 50% annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying segments in response to market conditions, and (c) maintain or modify the allocation of its assets among different segments within the percentage limits described in the Prospectus. The portfolio turnover rates for each portfolio are included in the Financial Highlights tables in the Prospectus.

                              PURCHASE OF SHARES


   The MDA Trust offers it shares of beneficial interest on a continuous basis. Shares of the portfolios can only be acquired by buying a contract from an insurance company designated by the MDA Trust and directing the allocation of part or all of the net purchase payment to one or more subaccounts (the "Subaccounts"), each of which invests in a portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectus for the portfolios dated April 29, 2004 along with the contract prospectus.


Sales Charges and Surrender Charges

   The MDA Trust's portfolios do not assess any sales charge, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

                             REDEMPTION OF SHARES

   The MDA Trust will redeem the shares of the portfolios presented by the subaccounts, its sole shareholders, for redemption. The subaccounts' policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

   Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

   Should the redemption of shares of a portfolio be suspended or postponed, the MDA Trust's Board of Trustees may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

                                     TAXES


   The following is a summary of certain material U.S. federal income tax considerations that may affect the portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.



   Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a trust-wide) basis.



   Each portfolio intends to qualify separately each year as a "regulated investment company" under Subchapter M of the Code. To so qualify, each portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the portfolio's taxable year, (i) at least 50% of the market value of the portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.



   As a regulated investment company, a portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided a portfolio satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the portfolio must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

   In addition, each portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each portfolio will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a contract owner's control of the investments of a separate account may cause the contract owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the portfolios will be able to operate as currently described, or that the trust will not have to change the investment goal or investment policies of a portfolio. The Board of Trustees reserves the right to modify the investment policies of a portfolio as necessary to prevent any such prospective rules and regulations from causing a contract owner to be considered the owner of the shares of the portfolio underlying the separate account.




   The Code imposes a 4% nondeductible excise tax on a portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.



   Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the separate accounts). Such distributions are automatically reinvested in additional shares of that portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the U.S. federal income tax treatment of distributions to the separate accounts and to holders of the contracts.



   If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, that portfolio may be required to recognize any net built-in gains with respect to certain assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year. Further, if a portfolio should fail to qualify as a regulated investment company, such portfolio would be considered as a single investment, which may result in contracts invested in that portfolio not being treated as annuity, endowment or life insurance contracts under the Code.


   A portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by such portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such portfolio and defer portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the portfolio as a regulated investment company.



   A portfolio's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by such portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such portfolio.



   Dividends or other income (including, in some cases, capital gains) received by a portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A portfolios will not be eligible to elect to treat any foreign taxes they pay as paid by their respective shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the portfolio will reduce the return from the portfolio's investments.



   If a portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains.



   If a portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, such portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.



   Alternatively, a portfolio may make a mark-to-market election that will result in the portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the portfolio, unless revoked with the consent of the Internal Revenue Service. By making the election, such portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

   Each portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


   The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios. Current and prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.




                              VALUATION OF SHARES

   The net asset value of each portfolio's shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by each portfolio in valuing its assets.

   Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the MDA Trust's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

   SBFM acts as investment manager to the portfolios pursuant to a separate Investment Advisory and Administration Agreement for each portfolio (each an "Agreement" and collectively, the "Agreements"). SBFM is an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup").

   Pursuant to each portfolio's Agreement, SBFM will provide supervision of that portfolio's investments and determine from time to time the investments or securities that will be purchased, retained or sold by the portfolio. SBFM will determine the percentage of a portfolio's assets invested from time to time in
(i) each underlying segment pursuant to the investment objective and policies of the portfolio as set forth in the prospectus forming part of the Registration Statement and (ii) repurchase agreements.

   SBFM maintains books and records with respect to the portfolio's investment transactions and such other books and records required to be maintained by SBFM pursuant to the 1940 Act and SBFM will render to the Board such periodic and special reports as the Board may reasonably request. SBFM agrees that all books and records that it maintains for the portfolios are the property of the trust and it will surrender promptly to the trust on behalf of a portfolio any of such books and records upon the trust's request.

   SBFM will (i) maintain office facilities for the trust, (ii) furnish the portfolios with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust and the portfolios, (iii) prepare reports to each portfolio's shareholders and (iv) prepare tax returns, reports to and filings with the SEC and state Blue Sky authorities. SBFM will bear all of the expenses of its employees and overhead in connection with its duties under each Agreement. As of March 31, 2004, SBFM had aggregate assets under management of approximately $115.4 billion.



   For the services provided and the expenses assumed pursuant to the Agreements, each portfolio will pay to SBFM out of its assets a monthly fee in arrears equal to 0.75% per annum of its average daily net assets during the month. For the fiscal year ended December 31, 2003, SBFM waived all of its management fees for Large Cap Growth and Value and Global All Cap Growth and Value and waived $24,030 and $40,559 of its management fees for All Cap Growth and Value and Balanced All Cap Growth and Value, respectively. In addition, SBFM reimbursed expenses of $14,174 and $23,236 for Large Cap Growth and Value and Global All Cap Growth and Value, respectively. All other expenses not specifically assumed by SBFM under the Agreements on behalf of a portfolio are borne by the trust. Expenses payable by the trust include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the trust) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and trustees' meetings, filing fees and expenses relating to the registration and qualification of the trust's shares and the trust under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the trust's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of trustees and fees of trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the trust's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each portfolio and general corporate expenses are allocated on the basis of relative net assets.


   Each Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the trust's Board of Trustees or by a majority of the outstanding voting securities of a portfolio, and in either event, by a majority of the Independent Trustees of the trust's Board with such Independent Trustees casting votes in person at a meeting called for such purpose. In approving each Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by the manager or its affiliates in connection with providing services to the trust, compared the fees charged by the manager to those paid by similar portfolios or clients for comparable services, and analyzed the expenses incurred by the manager with respect to the trust. Specifically, the Board noted benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as the manager's research arrangements with broker-dealers who execute transactions on behalf of a portfolio. After requesting and reviewing such information as they deemed necessary, the Board concluded that each Agreement was in the best interests of the portfolios and their shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve each Agreement with the manager. The Independent Trustees were advised by separate independent legal counsel throughout the process. The trust, on behalf of a portfolio, or SBFM may terminate an Agreement on sixty days' written notice without penalty. An Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

   SBFM also acts as investment manager to numerous other open-end investment companies. CGM also advises profit-sharing and pension accounts. CGM and its affiliates may in the future act as investment managers for other accounts.

Portfolio Transactions and Distributor

   CGM, an indirect subsidiary of Citigroup, acts as the portfolios' distributor. In addition, CGM and certain other broker-dealers continue to sell portfolio shares to the public as members of the selling group. Decisions to buy and sell securities for the portfolios are made by SBFM, subject to the overall review of the Board of Trustees. Although investment decisions for the portfolios are made independently from those of the other accounts managed by SBFM, investments of the type that the portfolios may make also may be made by those other accounts. When a portfolio and one or more other accounts managed by SBFM is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a portfolio or the size of the position obtained or disposed of by the portfolio.

   The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the portfolios may purchase securities that are offered in underwritings in which a Citigroup Inc. ("Citigroup") affiliate participates. These procedures prohibit the portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the portfolios could purchase in the underwritings.


   Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


   In selecting brokers or dealers to execute securities transactions on behalf of a portfolio, SBFM seeks the best overall terms available. In assessing the best overall terms available for any transaction, SBFM will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each management agreement between a portfolio and SBFM authorizes SBFM, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a portfolio and/or other accounts over which SBFM or its affiliates exercise investment discretion. Research services provided by brokers through which a portfolio effects transactions may be used by SBFM in servicing all of its accounts and not all of these services may be used by SBFM in connection with a portfolio of the trust.


   The Board of Trustees of the trust will periodically review the commissions paid by the portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the portfolios. Over-the-counter purchases and sales by a portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and in which commissions may be paid. For the fiscal year ended December 31, 2003, the portfolios did not direct brokerage transactions or pay brokerage commissions on such transactions to brokers because of research services provided.



   To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees has determined that transactions for the portfolios may be executed through CGM and other affiliated broker-dealers if, in the judgment of SBFM, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the portfolio a fair and reasonable rate. The portfolios will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which CGM is a member, except to the extent permitted by the SEC.

   The following table sets forth the brokerage commissions paid by the portfolios for the fiscal year ended December 31, 2003:



         Portfolio                                     Commissions Paid
         ---------                                     ----------------
         All Cap Growth and Value.....................     $92,403
         Large Cap Growth and Value...................     $ 9,593
         Global All Cap Growth and Value..............     $10,303
         Balanced All Cap Growth and Value............     $47,884



   For the fiscal year ended December 31, 2003, CGM and its affiliates did not receive any brokerage commissions for the portfolios' agency transactions.



   Each portfolio has adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each portfolio shall pay a distribution fee of 0.25% of its daily net assets. For the fiscal year ended December 31, 2003, SBFM waived all of its distribution fees for each of the portfolios.



Proxy Voting Guidelines & Procedures



   Although individual directors may not agree with particular policies or votes by the manager, the board has approved delegating proxy voting discretion to the manager believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.



   Attached as Appendix B is a summary of the guidelines and procedures that a portfolio uses to determine how to vote proxies relating to portfolio securities, including the procedures that the portfolio uses when a vote presents a conflict between the interests of the portfolio's shareholders, on the one hand, and those of the manager or any affiliated person of the portfolio or the manager, on the other. This summary of the guidelines gives a general indication as to how the manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the manager always endeavors to vote proxies relating to portfolio securities in accordance with a portfolio's investment objectives.



   Effective August 31, 2004, information on how each portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the trust, the manager and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   A copy of the portfolio's Code of Ethics is on file with the SEC.

                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

   Portfolio History. The MDA Trust is an open-end management investment company. The MDA Trust was organized in 2002 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The MDA Trust is "diversified" within the meaning of the 1940 Act.


   Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the trust's Master Trust Agreement ("Trust Instrument") disclaims shareholder liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or a Trustee. The Trust Instrument provides for indemnification from the trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the trust would be unable to meet its obligations, a possibility that the manager believes is remote and immaterial. Upon payment of any liability incurred by the trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the trust. The Trustees intend to conduct the operations of the trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.


   All shareholders of the trust in each portfolio, upon liquidation, will participate ratably in the trust's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees of the trust. Shares are transferable but have no preemptive, conversion or subscription rights.

   Custodian. Portfolio securities and cash owned by the MDA Trust are held in the custody of State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02110.


   Counsel. Willkie Farr & Gallagher LLP serves as counsel to the MDA Trust. The Trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.


   Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for the MDA Trust.


   Transfer Agent. Citicorp Trust Bank, fsb, ("CTB") located at 125 Broad Street, New York, New York 10004, serves as the trust's transfer and dividend-paying agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust, distributes dividends and distributions payable by the trust and produces statements with respect to account activity for the trust and its shareholders. For these services, the Transfer Agent receives fees from the trust computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for the trust during the month and is reimbursed for out-of-pocket expenses. For the fiscal year ended December 31, 2003, the trust paid transfer agent fees of $5,000 to CTB.



   Sub-Transfer Agent. PFPC Inc., located at P.O. Box 9699, Providence, RI 02940-9699, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.


   Minimum Account Size. The MDA Trust reserves the right to involuntarily liquidate any shareholder's account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The MDA Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the MDA Trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

   Voting. The MDA Trust offers shares of the portfolios only for purchase by insurance company separate accounts. Thus, the insurance companies are technically the shareholders of these portfolios, and under the 1940 Act, are deemed to be in control of these portfolios. Nevertheless, with respect to any MDA Trust shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the MDA Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

   Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The MDA Trust is not required to hold annual shareowner meetings, although special meetings may be called for MDA Trust as a whole, or a specific portfolio, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract.

                             FINANCIAL STATEMENTS


   The trust's annual report for the fiscal year ended December 31, 2003 is incorporated herein by reference in its entirety, the annual report was filed on March 8, 2004, Accession Number 0001193125-04-036465.

                    APPENDIX A--RATINGS OF DEBT OBLIGATIONS


                            BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

   Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

   A--Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds that are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds that are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P")

   AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

   A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   BB, B, CCC, CC, C--Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

   Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

   L--The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

   + Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

   * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

   NR--Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                           COMMERCIAL PAPER RATINGS

Moody's

   Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on portfolios employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

   A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

   A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                  APPENDIX B


                     Proxy Voting Policies and Procedures

   The Board of Directors of the fund has delegated the authority to develop policies and procedures relating to proxy voting to the manager. The manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

   In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

   In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

   In furtherance of the manager's goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

   CAM maintains a Proxy Voting Committee, of which the manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict.

   If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

PART C

Item 23. Exhibits

(a)(1) Master Trust Agreement is incorporated by reference to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "Commission") on September 18, 2002(the "Registration Statement").

(a)(2) Amendment No. 1 to Master Trust Agreement is incorporated by reference to the Registration Statement.

(b)(1) By-Laws are incorporated by reference to the Registration Statement.

(c) Registrant's Form of Shares of Beneficial Interest is incorporated b y reference to the Registration Statement.

(d)(1) Form of Investment Management Agreement dated September 23, 2002 between the Registrant and Smith Barney Fund Management LLC is incorporated by reference to the Registration Statement.

(e)(1) Form of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) is incorporated by reference to the Registration Statement.

(e)(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

(f) Not Applicable.

(g) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company, a Massachusetts trust company is incorporated by reference to the Registration Statement.

(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated by reference to the Registration Statement.

(i)(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(i)(2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(j)(1) Consent of Independent Public Accountants is filed herein.

(j)(2) Power of Attorney is incorporated by reference to the Registration Statement.

(k) Not Applicable.

(l) Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

(m)(1) Form of Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

(m)(2) Form of Distribution Plan is incorporated by reference to the Registration Statement.

(n) Form of Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.

(o) Not Applicable.

(p) Form of Code of Ethics of the Registrant, Smith Barney Fund Management LLC and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) is incorporated by reference to the Registration Statement.

Item 24. Persons Controlled by or Under Common Control with Registrant.

         None.

Item 25. Indemnification

The response to this item is incorporated by reference to the Registrant Statement.

Item 26. Business and Other Connections of Investment Adviser

Manager - Smith Barney Fund Management LLC ("SBFM")

SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect wholly owned subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act"). The list required by this Item 26 of officers and directors of SBFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 Act (SEC File No. 801-8314).

Item 27. Principal Underwriters

(a) Citigroup Global Markets Inc. ("CGM")(formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Trust, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28. Location of Accounts and Records

         Smith Barney Multiple Discipline Trust
         125 Broad Street
         New York, New York 10004

         Smith Barney Fund Management LLC
         399 Park Avenue
         New York, New York 10022
         and
         300 First Stamford Place, 4th Floor
         Stamford, CT 06902

         State Street Bank and Trust Company
         225 Franklin Street

         Boston, MA 02110

         Citigroup Global Markets Inc.
         388 Greenwich Street
         New York, New York  10013

         PFS Distributors Inc.
         3120 Breckinridge Blvd.
         Duluth, GA 30099-0062

         Citicorp Trust Bank, fsb
         125 Broad Street
         New York, New York 10004

         PFPC Inc.
         P. O. Box 9699
         Providence, RI 02940-9699

         Primerica Shareholder Services
         P.O. Box 9662
         Providence, RI 02940-9662

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 29th day of April 2004.

                                                     By:/s/ R. Jay Gerken
                                                     R. Jay Gerken
                                                     President and Chief
                                                     Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                                  Title                                    Date

/s/ R. Jay Gerken                   Chairman of the Board, President            April 29, 2004
R. Jay Gerken                       and Chief Executive Officer

/s/ H. John Ellis*                  Trustee                                     April 29, 2004
H. John Ellis

/s/ Stephen E. Kaufman*             Trustee                                     April 29, 2004
Stephen E. Kaufman

/s/ Armon E. Kamesar*               Trustee                                     April 29, 2004
Armon E. Kamesar

/s/ John J. Murphy*                 Trustee                                     April 29, 2004
John J. Murphy

/s/ Richard L. Peteka               Assistant Treasurer and                     April 29, 2004
Richard L. Peteka                   Chief Financial Officer


* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 10, 2002.

/s/ R. Jay Gerken
R. Jay Gerken

                                 EXHIBIT INDEX

Exhibit No.      Exhibit

(j)(1)           Consent of KPMG LLP